Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
10.	Accrued Expenses and Other Current Liabilities
Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Accrued marketing and customer service expenses (1)	253,118	87,071
Payable related to mutual aid plans and medical crowdfunding (2)	43,636	121,561
Payroll and welfare payable	118,691	184,903
Tax payable	13,537	22,020
Payable related to services fee	46,884	43,889
Share-based compensation liabilities	58,213	—
Advance from customer (3)	15,301	—
Others	46,226	39,308

Total	595,606	498,752

(1)	Amount represents the accrued channel cost and customer service expense payable to third-party companies.

(2)
Amount represents the fund collected through the third-party external payment network providers that have not transferred to the custodian bank and the accrued payable for medical expense and one-year health insurance related to termination of mutual aid. The accrued payable for medical expense and one-year health insurance related to termination of mutual aid as of the year ended December 31, 2020 and 2021 are RMB nil and RMB 71,609, respectively. See note 5 for disclosure related to fund receivable from third-party external payment network providers.

(3)
Amount represents the membership fee received from the participants related to the upgraded mutual aid plan. The amount is refundable during the initial waiting period and recorded as advance from customers. Advance
s
from customer
s
for the year ended December 31, 2021 were RMB nil due to the termination of the Waterdrop Mutual Aid business by the end of March 2021.